UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   30-Jan-09

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          92

Form 13F Information Table Value Total:     $ 75,112

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1356    29579 SH       Sole                     4150             25429
                                                                18      400 SH       			                     	 400
Abbott Laboratories            COM              002824100      251     4700 SH       Sole                                       4700
                                                                53     1000 SH       			                        1000
Adobe Systems Inc.             COM              00724f101      918    43103 SH       Sole                     8050             35053
                                                                31     1475 SH          	                                1475
Archer-Daniels-Midland Company COM              039483102     1256    43555 SH       Sole                     7815             35740
                                                                22      775 SH       		                                 775
Auto Data Processing           COM              053015103     1624    41272 SH       Sole                     6020             35252
                                                                61     1555 SH       		                                1555
Avery Dennison Corp.           COM              053611109      909    27762 SH       Sole                     5125             22637
                                                                17      525 SH                                                   525
Bank of America Corp.          COM              060505104      891    63255 SH       Sole                     8604             54651
                                                               431    30610 SH         		                75             30535
Becton, Dickinson & Company    COM              075887109     1850    27056 SH       Sole                     4300             22756
                                                               108     1575 SH         		                                1575
C.R. Bard Inc.                 COM              067383109     2281    27072 SH       Sole                     4185             22887
                                                               115     1360 SH                                  25              1335
CenturyTel, Inc.               COM              156700106     1037    37948 SH       Sole                     6535             31413
                                                                28     1025 SH                                  75               950
Chubb Corp.                    COM              171232101     1862    36504 SH       Sole                     5610             30894
                                                                73     1425 SH                                  50              1375
Cognizant Technology Solutions COM              192446102      677    37496 SH       Sole                     7375             30121
                                                                16      875 SH                                                   875
Cohen Steers Realty Ishares    COM              464287564      478    10811 SH       Sole                     1550              9261
                                                                23      525 SH                                                   525
Colgate Palmolive              COM              194162103      295     4300 SH       Sole                                       4300
Danaher Corp.                  COM              235851102     2431    42949 SH       Sole                     5855             37094
                                                                89     1575 SH                                                  1575
Emerson Electric Company       COM              291011104     1651    45104 SH       Sole                     5985             39119
                                                                71     1950 SH                                  50              1900
Exxon Mobil Corp.              COM              30231G102     4245    53170 SH       Sole                     7939             45231
                                                               398     4985 SH                                                  4985
Fiserv Inc.                    COM              337738108     1478    40639 SH       Sole                     7185             33454
                                                                71     1950 SH                                  50              1900
General Electric Co.           COM              369604103     1502    92738 SH       Sole                     9760             82978
                                                               162    10025 SH                                                 10025
GlaxoSmithKline ADR            ADR              37733W105      108     2910 SH       Sole                                       2910
                                                               115     3076 SH                                                  3076
Hess Corporation               COM              42809h107      218     4065 SH       Sole                     1300              2765
                                                                48      900 SH                                                   900
IBM Corp.                      COM              459200101      906    10768 SH       Sole                     2010              8758
                                                               166     1975 SH       			                        1975
Johnson & Johnson              COM              478160104     1692    28280 SH       Sole                     5052             23228
                                                                63     1050 SH        		                                1050
MSCI EAFE Ishares              COM              464287465     1789    39879 SH       Sole                     4825             35054
                                                                89     1990 SH       			       290              1700
MSCI Emerging Markets Ishares  COM              464287234     2219    88848 SH       Sole                     9785             79063
                                                                83     3309 SH                                  99              3210
McGraw-Hill Inc.               COM              580645109     1053    45424 SH       Sole                     8236             37188
                                                                58     2490 SH                                                  2490
Nucor Corp.                    COM              670346105      861    18641 SH       Sole                     3480             15161
                                                                25      535 SH                                                   535
P P G Industries Inc.          COM              693506107     1072    25256 SH       Sole                     4260             20996
                                                                16      375 SH                                                   375
Park National Corp             COM              700658107      323     4500 SH       Sole                                       4500
PepsiCo Inc.                   COM              713448108     2318    42321 SH       Sole                     8887             33434
                                                               371     6775 SH                                                  6775
Pfizer Inc.                    COM              717081103      108     6093 SH       Sole                      290              5803
                                                                96     5400 SH                                                  5400
Procter & Gamble Co.           COM              742718109     1165    18838 SH       Sole                      550             18288
                                                               272     4392 SH                                                  4392
Quest Diagnostics              COM              74834l100     2613    50337 SH       Sole                     7735             42602
                                                                69     1325 SH                                 100              1225
Questar Corp.                  COM              748356102      811    24817 SH       Sole                     4490             20327
                                                                25      775 SH                                                   775
S&P Mid Cap 400 Ishares        COM              464287507     4579    85869 SH       Sole                    10040             75829
                                                               159     2975 SH                                 100              2875
S&P Small Cap 600 Ishares      COM              464287804     3098    70464 SH       Sole                     8545             61919
                                                               113     2575 SH                                 100              2475
Schlumberger Ltd.              COM              806857108     1732    40911 SH       Sole                     6555             34356
                                                               146     3450 SH                                                  3450
Sigma Aldrich Corp.            COM              826552101     2201    52100 SH       Sole                     7970             44130
                                                                90     2125 SH                                                  2125
Southern Company               COM              842587107     2968    80208 SH       Sole                    11371             68837
                                                               401    10840 SH                                 300             10540
Standard & Poor's 500 Dep. Rec COM              78462f103     1717    19026 SH       Sole                      784             18242
                                                                15      170 SH                                                   170
Stanley Works                  COM              854616109      946    27742 SH       Sole                     5150             22592
                                                                18      525 SH                                                   525
Stryker Corp.                  COM              863667101     2773    69407 SH       Sole                     7036             62371
                                                                36      900 SH                                                   900
Supervalu Inc.                 COM              868536103      553    37862 SH       Sole                     6585             31277
                                                                21     1425 SH                                  50              1375
Tortoise Energy Infrastructure COM              89147l100     1152    67895 SH       Sole                    12575             55320
                                                                57     3375 SH                                                  3375
U.S. Bancorp Del New           COM              902973304     1144    45733 SH       Sole                     8485             37248
                                                               239     9550 SH                                                  9550
United Technologies Corp.      COM              913017109     2211    41250 SH       Sole                     5985             35265
                                                               138     2575 SH                                 350              2225
Walgreen Company               COM              931422109     1012    41020 SH       Sole                     7124             33896
                                                                65     2615 SH                                                  2615